Statement of Additional Information Supplement dated January 11, 2013
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, C, R, Y, R5 and R6 shares of the Funds listed below:
Invesco Global Opportunities Fund
Invesco Select Opportunities Fund
The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS — Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Invesco Global Opportunities Fund” in Appendix G of the Statement of Additional Information. The following table reflects information as of June 30, 2012 (except as noted):
Investments

		Dollar Range of	Dollar Range of all
	Dollar Range of	Investments in Invesco	Investments in Funds
Portfolio	Investments in each	pooled investment	and Invesco pooled
Manager	Fund[1]	vehicles[2]	investment vehicles
Invesco Global Opportunities Fund
Stephen Anness[3,4]	None	N/A	$50,001-$100,000
Nick Mustoe[4]	None	N/A	$50,001-$100,000
Assets Managed

	Other Registered		Other Pooled
	Investment Companies		Investment Vehicles		Other Accounts
	Managed (assets in		Managed (assets in		Managed (assets in
	millions)		millions)		millions)
Portfolio	Number of		Number of		Number of
Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Global Opportunities Fund
Stephen Anness[3]	None	None	6	$605.9	None	None
Nick Mustoe	None	None	6	$2,713.2	None	None

[1]	This column reflects investments in a Fund’s shares beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). Beneficial ownership includes ownership by a portfolio manager’s immediate family members sharing the same household.

[2]	This column reflects portfolio managers’ investments made either directly or through a deferred compensation or a similar plan in Invesco pooled investment vehicles with the same or similar objectives and strategies as the Fund as of the most recent fiscal year end of the Fund.

[3]	Mr. Anness began serving as a portfolio manager of Invesco Global Opportunities Fund on January 2, 2013. Information for Mr. Anness has been provided as of November 30, 2012.

[4]	Shares of the Fund are not sold in the U.K, where the portfolio management is domiciled. Accordingly, no portfolio manager may invest in the Fund.
AIMF SUP-3 0111113